Pledged bank deposits	12 Months Ended
Dec. 31, 2017
Pledged Bank Deposits [Abstract]
Pledged Bank Deposits
Note 3 – Pledged bank deposits

These are bank deposits placed at a specified bank account to secure the Company’s letters of credit and will be released upon maturity of the relevant letters of credit.